Organization and Business (Details) $ in Millions	Jun. 12, 2020 USD ($)	Dec. 31, 2021 subsidiary satellite
Subsidiary or Equity Method Investee [Line Items]
Number of subsidiaries | subsidiary		2
Number of satellites | satellite		12
Spaceflight Inc.
Subsidiary or Equity Method Investee [Line Items]
Ownership interest sold	100.00%
Final purchase price | $	$ 31.6
LeoStella
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		50.00%
X-Bow
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		17.50%